CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Z J K Industrial Co Ltd Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1,000	$ 1,792,559	$ 360,780	$ 5,592,554	$ 201,545	$ 7,948,438	$ 3,599	$ 7,952,037
Beginning balance , shares at Dec. 31, 2021	60,000,000
Net income/(loss)				7,282,843		7,282,843	(4,012)	7,278,831
Foreign currency translation adjustment					(758,083)	(758,083)	(190)	(758,273)
Ending balance, value at Dec. 31, 2022	$ 1,000	1,792,559	360,780	12,875,397	(556,538)	14,473,198	(603)	14,472,595
Ending balance, shares at Dec. 31, 2022	60,000,000
Net income/(loss)				7,691,085		7,691,085	(1,246)	7,689,839
Appropriation to statutory reserve			1,922,400	(1,922,400)
Foreign currency translation adjustment					(460,025)	(460,025)	19	(460,006)
Ending balance, value at Dec. 31, 2023	$ 1,000	1,792,559	2,283,180	18,644,082	(1,016,563)	21,704,258	(1,830)	21,702,428
Ending balance, shares at Dec. 31, 2023	60,000,000
Net income/(loss)				3,682,723		3,682,723	(19,894)	3,662,829
Issuance of ordinary shares upon IPO	23	6,906,222				6,906,245		6,906,245
Offering costs		(1,638,731)				(1,638,731)		(1,638,731)
Issuance of ordinary shares upon IPO, shares	1,381,249
Appropriation to statutory reserve			374,932	(374,932)
Capital injection from a non-controlling shareholder of a subsidiary							52,500	52,500
Foreign currency translation adjustment					(618,728)	(618,728)	332	(618,396)
Ending balance, value at Dec. 31, 2024	$ 1,023	$ 7,060,050	$ 2,658,112	$ 21,951,873	$ (1,635,291)	$ 30,035,767	$ 31,108	$ 30,066,875
Ending balance, shares at Dec. 31, 2024	61,381,249